UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Investment Quality Municipal Fund, Inc. (NQM)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alaska - 0.7% (0.5% of Total Investments)

$4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series	6/10 at 100.00	BBB	$ 4,005,760
	2000, 6.500%, 6/01/31

	Arkansas - 1.4% (0.9% of Total Investments)

2,555	Arkansas Development Finance Authority, Home Mortgage Revenue Bonds, FNMA/GNMA Mortgage-Backed	7/08 at 101.50	AAA	2,613,969
	Securities Program, Series 1998A, 5.150%, 7/01/17

	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds, Series
	2000:
1,055	5.600%, 12/01/25 - AMBAC Insured	12/10 at 100.00	Aaa	1,171,398
3,600	5.650%, 12/01/31 - AMBAC Insured	12/10 at 100.00	Aaa	4,012,632

	California - 18.1% (12.1% of Total Investments)

8,280	Alameda County, California, Certificates of Participation, Alameda County Public Facilities	9/06 at 102.00	AAA	8,890,484
	Corporation, Series 1991, 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

10,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/25	8/13 at 100.00	A	10,755,200

2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	2,838,650

5,925	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/05 at 100.00	Aa2	5,965,823
	California Projects, Series 1993A, 5.500%, 6/01/21

1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	2,060,246
	Series 1996A, 5.300%, 7/01/21

9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	14,239,783
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19

5,730	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%,	7/12 at 100.00	AAA	6,239,282
	7/01/22 - MBIA Insured

1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,253,283
	Series 1999, 5.950%, 9/01/21 - MBIA Insured

15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	22,465,311
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	18,050,845
	Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax)

3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,698,411
	Center, Series 2004, 5.875%, 7/01/26

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 - MBIA Insured	No Opt. Call	AAA	1,967,479
8,135	0.000%, 1/15/34 - MBIA Insured	No Opt. Call	AAA	1,879,266
17,195	0.000%, 1/15/35 - MBIA Insured	No Opt. Call	AAA	3,776,194

	Colorado - 4.7% (3.2% of Total Investments)

165	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1996B, 7.450%,	5/06 at 105.00	Aa2	166,825
	11/01/27

12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%,	11/10 at 100.00	AAA	13,980,728
	11/15/19 (Alternative Minimum Tax) - AMBAC Insured

3,200	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	4/05 at 100.00	N/R	2,736,000
	Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)#

7,865	El Paso County School District 11, Colorado Springs, Colorado, General Obligation Improvement	12/07 at 125.00	AA-	10,255,409
	Bonds, Series 1996, 7.125%, 12/01/21

	District of Columbia - 6.1% (4.1% of Total Investments)

3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 - MBIA Insured	No Opt. Call	AAA	3,607,620

15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31 - MBIA	4/11 at 31.03	AAA	3,592,259
	Insured

23,645	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/09 at 160.00	AAA	27,915,287
	5.500%, 10/01/23 - FSA Insured

	Florida - 0.8% (0.5% of Total Investments)

3,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	3,536,896
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

1,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%, 1/01/25 - FGIC Insured	1/13 at 100.00	AAA	1,068,020

	Georgia - 5.8% (3.9% of Total Investments)

17,500	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	19,797,750
	(Pre-refunded to 1/01/10) - FGIC Insured

1,425	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 - MBIA Insured	5/14 at 100.00	AAA	1,533,614

2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AAA	2,320,960
	Series 1996, 5.500%, 8/15/26 - MBIA Insured

5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University -	9/11 at 102.00	AAA	6,708,424
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 - AMBAC Insured

2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover Series	No Opt. Call	A+	2,770,538
	1997E, 6.500%, 1/01/20

	Idaho - 0.9% (0.6% of Total Investments)

4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 - MBIA Insured	12/11 at 100.00	Aaa	5,268,874

	Illinois - 10.4% (6.9% of Total Investments)

4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20 -	3/10 at 101.00	AA	5,289,408
	RAAI Insured

9,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	3,690,000
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	AAA	5,202,553
	Authority, Series 2003, 5.250%, 3/01/23 - AMBAC Insured

2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community	1/11 at 100.00	Aaa	2,417,533
	Unit School District 205 Project, Series 2000, 6.000%, 1/01/19 - FSA Insured

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,637,975
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,053,640

12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aaa	16,209,996
	Bonds, Series 1997, 7.800%, 1/01/12 - FSA Insured

6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building Bonds,	No Opt. Call	AAA	7,291,935
	Series 1994, 5.850%, 2/01/13 - FGIC Insured

3,585	Pekin, Illinois, FHA-Insured Section 8 Multifamily Housing Revenue Refunding Bonds, United Auto	5/05 at 101.00	AAA	3,661,898
	Workers Senior Center, Series 1992A, 6.875%, 5/01/22

5,390	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	6,165,082
	General Obligation Bonds, Series 1992A, 9.000%, 6/01/07 - AMBAC Insured

860	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	983,668
	General Obligation Bonds, Series 1992B, 9.000%, 6/01/07 - AMBAC Insured

1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aaa	1,612,541
	Series 2001, 8.400%, 12/01/13 - AMBAC Insured

	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 - FSA Insured	No Opt. Call	AAA	1,590,256
1,300	8.700%, 12/01/14 - FSA Insured	No Opt. Call	AAA	1,841,008

	Indiana - 3.5% (2.3% of Total Investments)

5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	Aa3	6,169,434
	4/01/20

1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Cloverleaf	7/10 at 102.00	Aaa	2,004,193
	Apartments Project Phase I, Series 2000, 6.000%, 1/20/31

5,065	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/10 at 101.00	AAA	5,897,686
	Bonds, Series 2000, 6.125%, 1/15/21 (Pre-refunded to 7/15/10) - FSA Insured

2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,659,520
	Project, Series 2000, 6.050%, 1/20/36

2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	AAA	3,194,460
	7/15/14 - AMBAC Insured

	Kansas - 1.2% (0.8% of Total Investments)

1,220	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	1,236,226
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

4,030	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	5,466,937
	9.500%, 10/01/16 (Alternative Minimum Tax) (Pre-refunded to 8/15/16)

	Kentucky - 2.6% (1.7% of Total Investments)

2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital HealthCare	1/07 at 102.00	AAA	2,143,040
	Services Inc., Series 1996, 5.700%, 1/01/21 - AMBAC Insured

12,500	Jefferson County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company,	4/05 at 102.00	AAA	12,836,375
	Series 1995A, 5.900%, 4/15/23 - AMBAC Insured

	Louisiana - 3.6% (2.4% of Total Investments)

1,780	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/07 at 102.00	Aaa	1,788,829
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)

930	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	959,314
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax) (Pre-refunded to 12/01/09)

	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series
	2000G-2:
1,300	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	1,339,910
2,035	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	2,180,421

11,545	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1987, 9.000%,	No Opt. Call	AAA	14,223,555
	2/01/09 - MBIA Insured

	Maryland - 0.5% (0.3% of Total Investments)

2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	Baa1	2,596,125
	2004, 5.375%, 8/15/24

	Massachusetts - 4.3% (2.9% of Total Investments)

12,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000C, 5.750%, 10/01/19	10/10 at 100.00	AAA	13,617,000
	(Pre-refunded to 10/01/10)

5,190	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	5,048,728
	Apartments, Series 1999, 7.000%, 12/01/31

1,640	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/11 at 100.00	BBB	1,772,135
	Care, Series 2001C, 6.500%, 7/01/21

2,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	2,055,240
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/22 - FGIC	1/14 at 100.00	AAA	2,211,960
	Insured

	Michigan - 4.1% (2.7% of Total Investments)

4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,784,097
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 - FSA Insured

10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 -	No Opt. Call	AAA	12,628,498
	FGIC Insured

5,100	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.750%, 7/01/28	7/11 at 101.00	AAA	5,911,359
	(Pre-refunded to 7/01/11) - FGIC Insured

	Minnesota - 6.6% (4.4% of Total Investments)

8,250	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	8,455,672

5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA Mortgage-Backed	No Opt. Call	AAA	7,370,850
	Securities Program Single Family Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19
	(Alternative Minimum Tax)

20,000	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview	11/10 at 101.00	A	22,019,600
	Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29

	Mississippi - 0.2% (0.2% of Total Investments)

1,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,323,628
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 1.4% (0.9% of Total Investments)

7,510	Kansas City Industrial Development Authority, Missouri, FNMA Multifamily Housing Revenue Bonds,	1/07 at 102.00	AAA	7,920,797
	Royal Woods Apartments Project, Series 1997, 5.600%, 1/01/30 (Alternative Minimum Tax) (Mandatory
	put 1/01/10)

240	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	240,898
	Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

	Nebraska - 1.9% (1.3% of Total Investments)

2,760	NebHelp Inc., Nebraska, Student Loan Program, Revenue Bonds, Series 1993B, 5.875%, 6/01/14	3/05 at 101.50	AAA	2,768,252
	(Alternative Minimum Tax) - MBIA Insured

8,030	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B, 6.450%,	3/05 at 101.50	AAA	8,157,195
	3/01/35 (Alternative Minimum Tax)

	Nevada - 5.0% (3.3% of Total Investments)

11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 -	6/12 at 100.00	AAA	12,387,760
	MBIA Insured

14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	AAA	16,144,138
	Project, First Tier, Series 2000, 5.625%, 1/01/34 - AMBAC Insured

	New Jersey - 1.0% (0.7% of Total Investments)

3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	3,916,018
	6/15/22 (Pre-refunded to 6/15/13)

2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	1,944,800
	2002, 5.750%, 6/01/32

	New Mexico - 0.4% (0.3% of Total Investments)

	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series
	2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	936,047
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,363,622

	New York - 17.1% (11.4% of Total Investments)

7,250	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	7,991,820
	(Pre-refunded to 10/15/07)

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	A	5,547,350

3,600	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	4,001,796

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A	5,452,150

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AA+	10,786,900
	Fiscal Series 2004C, 5.000%, 6/15/22

3,300	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+***	3,907,233
	Fiscal Series 2000B, 6.500%, 6/15/31 (Pre-refunded to 6/15/10)

4,535	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/06 at 101.00	AAA	4,789,414
	Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AA+	5,545,900
	2000C, 5.500%, 11/01/24

5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AA+	5,994,044
	2004C, 5.000%, 2/01/22

5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,472,300
	5.250%, 12/01/19

3,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.500%, 11/15/16	12/05 at 100.00	Aa2	3,079,590

4,205	New York State Urban Development Corporation, State Personal Income Tax, Revenue Bonds, Series	3/14 at 100.00	AAA	4,521,889
	2004A-1, 5.000%, 3/15/23 - FGIC Insured

16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	19,809,647
	LLC, Sixth Series 1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,225	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	3,472,680
1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,784,580

5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	5,914,134
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

	North Carolina - 5.6% (3.7% of Total Investments)

2,795	Charlotte, North Carolina, FHA-Insured Mortgage Revenue Bonds, Double Oaks Apartments, Series 1992,	11/07 at 100.00	AAA	2,950,318
	7.350%, 5/15/26

19,775	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1996B,	1/07 at 102.00	AAA	21,311,320
	5.875%, 1/01/21 - MBIA Insured

7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph's Health	10/11 at 101.00	AA	7,885,753
	System, Series 2001, 5.250%, 10/01/26

	Ohio - 1.6% (1.1% of Total Investments)

8,650	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series 1999,	2/09 at 101.00	A-	9,088,814
	6.150%, 2/15/29

	Oklahoma - 0.6% (0.4% of Total Investments)

3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	3,165,789
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 1.7% (1.1% of Total Investments)

3,000	Pennsylvania, General Obligation Bonds, Second Series 1999, 5.750%, 10/01/18 (Pre-refunded to	10/09 at 101.00	AAA	3,405,930
	10/01/09) - MBIA Insured

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18 - FSA Insured	3/11 at 100.00	AAA	5,498,500

1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A	1,067,460
	Series 2004B, 5.500%, 11/15/24

	Puerto Rico - 0.3% (0.2% of Total Investments)

1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,655,070
	10/01/40

	Rhode Island - 5.5% (3.7% of Total Investments)

24,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	25,955,280
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 - MBIA Insured

5,610	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,557,210
	Series 2002A, 6.000%, 6/01/23

	South Carolina - 2.4% (1.6% of Total Investments)

2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A-	2,124,700
	Assets for Education, Series 2003, 5.250%, 12/01/24

4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	4,730,133
	Series 2004, 5.250%, 12/01/23

6,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	6,769,945
	Health System Inc., Series 2002A, 5.625%, 11/15/30

	South Dakota - 0.3% (0.2% of Total Investments)

1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,856,243
	Health System, Series 2004A, 5.500%, 11/01/31

	Tennessee - 0.5% (0.4% of Total Investments)

3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	3,093,780
	Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

	Texas - 16.0% (10.6% of Total Investments)

3,135	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily Housing	12/10 at 105.00	Aaa	3,536,531
	Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum
	Tax)

13,270	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, American	5/16 at 100.00	N/R	12,882,118
	Opportunity for Housing, Series 2001A, 7.500%, 5/01/33

2,975	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, American	5/16 at 100.00	N/R	2,676,340
	Opportunity for Housing, Series 2001B, 8.250%, 5/01/33

	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
18,075	5.500%, 2/15/22 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	20,249,603
635	5.500%, 2/15/22	2/10 at 100.00	AAA	698,056

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
3,075	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	3,299,690
5,890	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	6,574,477

5,000	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/14 -	8/10 at 100.00	AAA	5,668,750
	MBIA Insured

2,256	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	AAA	2,498,272
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A:
11,950	0.000%, 12/01/22 - FSA Insured	No Opt. Call	AAA	5,264,453
4,680	0.000%, 12/01/22 - FSA Insured	No Opt. Call	AAA	2,043,475

3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000, 5.500%,	9/15 at 100.00	AAA	4,401,421
	9/01/30 - FGIC Insured

6,745	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage Loan	12/10 at 105.00	Aaa	7,745,486
	Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing Center,
	Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22

	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A:
10,000	0.000%, 8/15/21 - AMBAC Insured	No Opt. Call	AAA	4,682,300
12,000	0.000%, 8/15/23 - AMBAC Insured	No Opt. Call	AAA	5,016,840

3,965	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical	11/07 at 102.00	AAA	4,274,587
	Center Regional Healthcare Center, Series 1997C, 5.600%, 11/01/27 - FSA Insured

	Virginia - 0.3% (0.1% of Total Investments)

1,950	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,913,126
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum
	Tax)

	Washington - 8.7% (5.8% of Total Investments)

11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	5,899,967
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 - MBIA Insured

17,075	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AA+	18,853,191
	(Alternative Minimum Tax)

5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 (Alternative Minimum	10/11 at 100.00	AAA	5,552,850
	Tax) - FGIC Insured

16,750	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 - MBIA Insured	8/10 at 100.00	AAA	18,499,203

1,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2003, 5.250%, 11/01/16 - FSA	11/13 at 100.00	AAA	1,122,850
	Insured

	West Virginia - 0.9% (0.6% of Total Investments)

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,129,900
	2003L, 5.500%, 10/01/22

	Wisconsin - 3.3% (2.2% of Total Investments)

7,930	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	7,961,641
	Series 2002, 6.125%, 6/01/27

4,850	Wisconsin, General Obligation Refunding Bonds, Series 2001-1, 5.500%, 5/01/13 - MBIA Insured	No Opt. Call	AAA	5,572,553

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial Hospital
	Inc., Series 2000:
1,000	5.750%, 8/15/20 - RAAI Insured	8/10 at 101.00	AA	1,105,470
3,000	5.875%, 8/15/30 - RAAI Insured	8/10 at 101.00	AA	3,297,270

1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	1,202,923
	2004, 5.750%, 5/01/24

$838,866	Total Long-Term Investments (cost $792,118,002) - 150.0%			860,276,047

	Other Assets Less Liabilities - 2.5%			14,062,997

	Preferred Shares, at Liquidation Value - (52.5)%			(301,000,000)

	Net Assets Applicable to Common Shares - 100%			$573,339,044

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy
	protection. The Adviser determined that it was likely United would not remain current on their interest payment
	obligations with respect to these bonds and thus has stopped accruing interest.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At January 31, 2005, the cost of investments was $791,668,551.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$75,449,531
	Depreciation	(6,842,035)

	Net unrealized appreciation of investments	$68,607,496

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.